CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (777,289)	$ 3,450,336	$ 498,724	$ (2,511,947)
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of intangible assets	0	9,687	38,750	3,229
Original issue discount charged to interest expense			11,091	0
Amortization of debt discounts	9,127	0
Stock-based compensation	51,563	6,250	824,650	702,016
Accretion of Series A preferred recorded as interest expense	225,752	326,403	1,159,265	0
Loss on revaluation of Series A preferred	101,733	250,977	646,653	0
Loss on legal settlement			500,000	0
Gain (loss) on lease terminations			0	(869,690)
Gain on settlement of notes payable			0	(515,964)
Gain on settlement of accounts payable			0	(2,289,283)
(Gain) loss on revaluation of derivative liabilities	4,388	(4,362,645)	(4,286,515)	4,585,124
Gain on settlement of liabilities			(562,793)	0
Impairment of intangible assets			113,021	0
Change in fair value of contingent considerations			(150,000)	0
Bad debt expense			8,700	0
Changes in operating assets and liabilities:
Accounts receivable	0	(14,000)	(6,600)	(29,700)
Prepaid expenses	1,355	1,355	1,317	(4,968)
Accounts payable and accrued liabilities	121,640	216,766	416,151	195,578
Deferred Revenue			10,000
Net cash used in operating activities	(219,739)	(97,413)	(701,585)	(514,409)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for acquisition of business			0	(5,000)
Net cash used in investing activities			0	(5,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Principal payments on SBA Loan	(4,585)	(5,800)	(25,960)	(28,027)
Proceeds from sale of Series A preferred stock	0	100,000	125,000	0
Proceeds from convertible notes payable	125,000	0	500,000	0
Proceeds from notes payable, net of discounts			200,000	548,000
Net cash provided by financing activities	120,415	94,200	799,040	519,973
Net change in cash	(99,324)	(3,213)	97,455	564
Cash at beginning of period	100,857	3,402	3,402	2,838
Cash at end of period	1,533	189	100,857	3,402
Supplemental disclosure of cash flow information:
Cash paid for interest	3,845	4,128	3,845	4,128
Cash paid for taxes	0	0	0	0
Supplemental disclosure of financing cash flow information:
Shares issued for settlement of Series D, notes payable, and accrued liabilities – related party			267,423	0
Royalty payable issued for purchase of business			0	150,000
Release of true-up obligation on commitment shares			0	152,945
Establishment of derivative liability of conversion feature upon default			0	100,551
Conversion to Series Preferred Stock			0	987,575
Conversion of Series F and Series D preferred stock to Series A preferred stock			0	12,774,079
Preferred stock dividends	26,314	12,702	69,311	1,033,729
Shares issued for Series X dividends	25,736	12,314
Shares issued for redemption of Series A preferred stock	306,370	808,203	1,604,398	0
Convertible Notes Payable
Supplemental disclosure of financing cash flow information:
Conversion of payable to stock			171,712	62,328
Accounts Payable
Supplemental disclosure of financing cash flow information:
Conversion of payable to stock			166,194	363,608
Non Related Party
Adjustments to reconcile net income to net cash used in operating activities:
Gain on settlement of notes payable				(485,212)
Changes in operating assets and liabilities:
Accrued interest	41,992	15,161	73,703	187,215
Supplemental disclosure of financing cash flow information:
Preferred stock dividends	26,314	12,314	68,923	893,828
Related Party
Changes in operating assets and liabilities:
Accrued interest	0	2,297	2,298	33,981
Supplemental disclosure of financing cash flow information:
Preferred stock dividends	0	388	388	139,901
Related Party | Accounts Payable
Supplemental disclosure of financing cash flow information:
Conversion of payable to stock			0	969,469
Series D Preferred Stock | Stock Issued For Dividends Payable
Supplemental disclosure of financing cash flow information:
Conversion to Series Preferred Stock			0	101,165
Series X Preferred Stock
Supplemental disclosure of financing cash flow information:
Conversion to Series Preferred Stock			0	117
Preferred stock dividends	$ 26,314	$ 12,314	68,923
Shares issued for Series X dividends			42,609	104,454
Series A Preferred Stock | Convertible Notes Payable
Supplemental disclosure of financing cash flow information:
Conversion of payable to stock			$ 0	$ 580,132